Revenue disaggregation and segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segmental revenue and profit
Adjusted EBITDAaL	€ 15,208	€ 14,386	€ 14,881
Restructuring costs	(346)	(356)	(695)
Interest on lease liabilities	398	374	330
Loss on disposal of property, plant & equipment and intangible assets	(28)	(30)	(54)
Depreciation and amortisation on owned assets	(9,858)	(10,187)	(10,454)
Share of results of equity accounted associates and joint ventures	211	342	(2,505)
Impairment losses			(1,685)
Other income	79	568	4,281
Operating profit	5,664	5,097	4,099
Non-operating expense			(3)
Investment income	254	330	248
Financing costs	(1,964)	(1,027)	(3,549)
Profit before taxation	€ 3,954	€ 4,400	€ 795
Vodafone Egypt
Segmental revenue and profit
Proportion of ownership interest in subsidiary	55.00%